Unsecured Convertible Loan Notes and Derivative Financial Instruments - Summary of Adoption of IAS in the Balance Sheet (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Current liabilities
Borrowings	$ 31,668,810	$ 30,856,176	$ 29,895,899
Derivative financial instruments	5,368,624	$ 426,553	866,278
Total current liabilities	46,241,894		37,260,850
Non-current liabilities
Borrowings	32,775,271		34,666,291
Total non-current liabilities	$ 42,263,390		42,145,918
As Presented
Current liabilities
Borrowings			1,341,689
Derivative financial instruments			0
Total current liabilities			1,341,689
Non-current liabilities
Borrowings			63,220,501
Derivative financial instruments			866,278
Total non-current liabilities			64,086,779
Reclassification
Current liabilities
Borrowings			28,554,210
Derivative financial instruments			866,278
Total current liabilities			29,420,488
Non-current liabilities
Borrowings			(28,554,210)
Derivative financial instruments			(866,278)
Total non-current liabilities			(29,420,488)
Reclassified
Current liabilities
Borrowings			29,895,899
Derivative financial instruments			866,278
Total current liabilities			30,762,177
Non-current liabilities
Borrowings			34,666,291
Derivative financial instruments			0
Total non-current liabilities			$ 34,666,291